Shareholders’ Equity - Schedule of Fair Value of Warrants Issued (Details) - Warrant [Member]	Feb. 27, 2025	Jan. 06, 2025	Mar. 18, 2024
Maximum [Member]
Shareholders’ Equity - Schedule of Fair Value of Warrants Issued (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input			4.36
Expected average volatility [Member]
Shareholders’ Equity - Schedule of Fair Value of Warrants Issued (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input	241.75	241.21
Expected average volatility [Member] | Minimum [Member]
Shareholders’ Equity - Schedule of Fair Value of Warrants Issued (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input			213.65
Expected average volatility [Member] | Maximum [Member]
Shareholders’ Equity - Schedule of Fair Value of Warrants Issued (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input			217.19
Expected dividend yield [Member]
Shareholders’ Equity - Schedule of Fair Value of Warrants Issued (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input
Risk-free interest rate [Member]
Shareholders’ Equity - Schedule of Fair Value of Warrants Issued (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.09	4.42
Risk-free interest rate [Member] | Minimum [Member]
Shareholders’ Equity - Schedule of Fair Value of Warrants Issued (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input			4.34
Terms of warrants [Member]
Shareholders’ Equity - Schedule of Fair Value of Warrants Issued (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input	5	5